Note 11 - Share Capital and Share Base Payments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2017	2,696,065	187,571,429	53,921,304	-	€0.05
January 24, 2017	Capital increase by issuance of common shares (exercise of share warrants)	1,948	325,197	38,950	-	0.05
February 10, 2017	Capital increase by issuance of common shares (exercise of share warrants)	2,525	116,495	50,500	-	0.05
June 14, 2017	Capital increase by issuance of common shares (exercise of share warrants)	93	3,682	1,850	-	0.05
July 13, 2017	Contribution in kind in the context of the acquisition of C5aR	167,187	36,999,480	3,343,748	-	0.05
October 21, 2017	Capital increase by issuance of ordinary and preferred shares (definitive acquisition of free shares and free preferred shares)	5,135	(5,135)	98,770	3,931	0.05
December 7, 2017	Subscription of share warrants	-	41,243	-	-	-
December 30, 2017	Capital increase by issuance of ordinary and preferred shares (definitive acquisition of free shares and free preferred shares)	7,399	(7,399)	144,978	3,000	0.05
December 31, 2017	Share based payments	-	9,829,400	-	-	-
	Balance as of December 31, 2017	2,880,352	234,874,392	57,600,100	6,931	€0.05
				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2018	2,880,352	234,874,392	57,600,100	6,931	€0.05
September 20, 2018	Capital increase by issuance of common shares (definitive acquisition of free shares )	1,103	(1,103)	22,055	-	€0.05
October 25, 2018	Capital increase by issuance of ordinary shares to AstraZeneca	313,025	62,291,975	6,260,500	-	€0.05
October 25, 2018	Share issuance costs	-	(48,078)	-	-	-
November 29, 2018	Capital increase by issuance of common shares (Exercise of shares warrants)	2,500	108,125	50,000	-	€0.05
December 31, 2018	Share based payments	-	2,706,910	-	-	-
	Balance as of December 31, 2018	3,196,979	299,932,221	63,932,655	6,931	€0.05
				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2019	3,196,979	299,932,221	63,932,655	6,931	€0.05
February 8, 2019	Capital increase by issuance of common shares (exercise of share warrants)	38	1,493	750	-	€0.05
April 18, 2019	Capital increase by issuance of common shares (definitive acquisition of free shares )	5,904	(5,904)	110,500	7,581	€0.05
July 5, 2019	Capital increase by issuance of common shares (exercise of share warrants)	1,250	43,000	25,000	-	€0.05
July 17, 2019	Capital increase by issuance of common shares (definitive acquisition of free shares )	3,328	(3,328)	66,559	-	€0.05
October 21, 2019	Capital increase by issuance of ordinary shares	718,750	66,459,716	14,375,000	-	€0.05
October 21, 2019	Share issuance costs	-	(621,121)	-	-	-
October 22, 2019	Capital increase by issuance of common shares (definitive acquisition of free shares )	2,500	(2,500)	50,000	-	€0.05
December 31, 2019	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
December 31, 2019	Capital increase by issuance of common shares (definitive acquisition of free shares )	12,500	(12,500)	250,000	-	€0.05
December 31, 2019	Share based payments		3,825,973		-	-
	Balance as of December 31, 2019	3,941,281	369,617,017	78,811,114	14,507	€0.05

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Date	Types	Number of warrants issued as of 12/31/2017	Number of warrants void as of 12/31/2017	Number of warrants exercised as of 12/31/2017	Number of warrants outstanding as of 12/31/2017	Maximum number of shares to be issued as of 12/31/2017	Exercise price per share
Sept. 9, 2011	BSAAR 2011	650,000	-	395,000	255,000	255,000	€2.04
May 27, 2013	BSAAR 2012	146,050	-	83,700	62,350	62,350	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	450	-	1,550	310,000	-
October 21, 2016	AGAP Employees 2016-1	2,486	105	-	2,381	476,200	-
October 21, 2016	AGA Management 2016-1	50,000	-	-	50,000	50,000	-
October 21, 2016	AGA Employees 2016-1	99,932	1,162	98,770	-	-	-
December 30, 2016	AGAP 2016-2	3,000	-	-	3,000	600,000	-
December 30, 2016	AGA Management 2016-2	250,000	-	-	250,000	250,000	-
December 30, 2016	AGA Employees 2016-2	149,943	4,965	144,978	-	-	-
September 20, 2017	AGA Bonus 2017	28,556	3,577	-	24,979	24,979	-
July 29, 2011	BSA 2011	225,000	-	120,560	104,440	104,440	€1.77
July 17, 2013	BSA 2013	237,500	-	153,640	83,860	83,860	€2.36
July 16, 2014	BSA 2014	150,000	-	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	-	-	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	-	-	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	-	-	37,000	37,000	€11.00
	Total	3,166,049	12,979	1,073,588	2,079,482	3,458,751
Date	Types	Number of warrants issued as of 12/31/2018	Number of warrants void as of 12/31/2018	Number of warrants exercised as of 12/31/2018	Number of warrants outstanding as of 12/31/2018	Maximum number of shares to be issued as of 12/31/2018	Exercise price per share
Sept. 9, 2011	BSAAR 2011	650,000	-	395,000	255,000	255,000	€2.04
May 27, 2013	BSAAR 2012	146,050	-	83,700	62,350	62,350	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	450	-	1,550	310,000	-
October 21, 2016	AGAP Employees 2016-1	2,486	179	-	2,307	461,400	-
October 21, 2016	AGA Management 2016-1	50,000	-	-	50,000	50,000	-
October 21, 2016	AGA Employees 2016-1	99,932	1,162	98,770	-	-	-
December 30, 2016	AGAP 2016-2	3,000	-	-	3,000	600,000	-
December 30, 2016	AGA Management 2016-2	250,000	-	-	250,000	250,000	-
December 30, 2016	AGA Employees 2016-2	149,943	4,965	144,978	-	-	-
September 20, 2017	AGA Bonus 2017	28,556	6,501	22,055	-	-	-
April 3,2018	AGAP Employees 2017	5,725	144	-	5,581	558,100	-
April 3,2018	AGAP Management 2017	2,400	400	-	2,000	200,000	-
April 3,2018	AGA Employees 2017	114,500	4,000	-	110,500	110,500	-
July 3, 2018	AGA Bonus Management 2018	67,028	-	-	67,028	67,028	-
November 20, 2018	AGA Perf Employees 2018	327,500	-	-	327,500	327,500	-
November 20, 2018	AGA Perf Management 2018	260,000	30,000	-	230,000	230,000	-
July 29, 2011	BSA 2011	225,000	-	133,060	91,940	91,940	€1.77
July 17, 2013	BSA 2013	237,500	-	191,140	46,360	46,360	€2.36
July 16, 2014	BSA 2014	150,000	-	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	-	-	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14 200	-	-	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	-	-	37,000	37,000	€11.00
	Total	3,943,202	50,521	1,145,643	2,747,038	4,862,100
Date	Types	Number of warrants issued as of 12/31/2019	Number of warrants void as of 12/31/2019	Number of warrants exercised as of 12/31/2019	Number of warrants outstanding as of 12/31/2019	Maximum number of shares to be issued as of 12/31/2019	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	-	395,000	255,000	255,000	€2.04
May 27, 2013	BSAAR 2012	146,050	-	84,450	61,600	61,600	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	-	1,450	188,500	-
October 21, 2016	AGAP Employees 2016-1	2,486	251	5	2,230	289,900	-
October 21, 2016	AGA Management 2016-1	50,000	-	50,000	-	-	-
December 30, 2016	AGAP Management 2016-2	3,000	-	-	3,000	333,000	-
December 30, 2016	AGA Management 2016-2	250,000	-	250,000	-	-	-
April 3,2018	AGAP Employees 2017-1	5,725	386	-	5,339	533,900	-
April 3,2018	AGAP Management 2017-1	2,400	400	-	2,000	200,000	-
April 3,2018	AGA Employees 2017	114,500	4,000	110,500	-	-	-
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	-	-	-
November 20, 2018	AGAP Perf Employees 2018-1	327,500	20,000	-	307,500	307,500	-
November 20, 2018	AGAP Perf Management 2018-1	260,000	30,000	-	230,000	230,000	-
January 14, 2019	AGA Employees 2018	90,650	5,000	-	85,650	85,650	-
April 29, 2019	AGA New Members 2017-1	25,000	-	-	25,000	25,000	-
July 3, 2019	AGA Bonus 2019-1	57,376	-	-	57,376	57,376	-
November 4, 2019	AGAP 2019 Employees 2019	546,700	13,900	-	532,800	532,800	-
November 4, 2019	AGAP 2019 Management 2019	355,000	-	-	355,000	355,000	-
July 29, 2011	BSA 2011-2	225,000	-	158,060	66,940	66,940	€1.77
July 17, 2013	BSA 2013	237,500	-	191,140	46,360	46,360	€2.36
July 16, 2014	BSA 2014	150,000	-	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	-	-	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	-	-	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	-	-	37,000	37,000	€11.00
	Total	4,739,497	77,676	1,382,654	3,279,167	4,810,448

Disclosure of terms and conditions of share-based payment arrangement [text block]
	AGAP Management 2016-1	AGAP Employees 2016-1	AGA Management 2016-1	AGA Employees 2016-1	AGAP Management 2016-2
Date of grant (Board of Directors)	October 21, 2016	October 21, 2016	October 21, 2016	October 21, 2016	October 21, 2016
Vesting period (years)	1	1	3	1	1
Non transferability period	2 years after vesting period end	2 years after vesting period end	None	2 years after vesting period end	2 years after vesting period end
Number of free shares granted	2,000	2,486	50,000	99,932	3,000
Share entitlement per free share	130 (1)	130 (1)	1	1	111 (2)
Grant date share fair value	€10.87	€10.87	€10.87	€10.87	€12.73
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	None	None	Yes
Expected turnover (yearly basis)	5%	5%	-	5%	9%
Volatility	40%	40%	-	-	40%
Fair value per AGA	€911	€911	€10.55	€10.55	€956
	AGA Management 2016-2	AGA Employees 2016-2	AGA Bonus 2017	AGA Employee 2017	AGAP Employees 2017
Date of grant (Board of Directors)	December 30, 2016	December 30, 2016	September 20, 2017	April 3, 2018	April 3, 2018
Vesting period (years)	3	1	1	1	1
Non transferability period	None	2 years after vesting period end	1 year	1 year after vesting period	2 years after vesting period end
Number of free shares granted	250,000	149,943	28,556	114,500	5,725
Share entitlement per free share	1	1	1	1	100
Grant date share fair value	€12,73	€12,73	€10,90	€5,52	€5,52
Expected dividends	None	None	None	None	None
Performance conditions	None	None	Yes	None	Yes
Expected turnover (yearly basis)	-	5%	-	3,70%	5%
Volatility	-	-	-	55%	55%
Fair value per AGA	€14.61	€10.55	€10.30	€5.83	€90
	AGAP Management 2017	AGA Bonus 2018	AGA Perf Employees 2018	AGA Perf Management 2018	AGA New Members 2017-1
Date of grant (Board of Directors)	April 3,2018	July 3, 2018	November 20, 2018	November 20, 2018	April 29, 2019
Vesting period (years)	1	1	3	3	3
Non transferability period	2 years after vesting period end	1 year after vesting period	None	None	None
Number of free shares granted	2,400	67,028	327,500	260,000	25,000
Share entitlement per free share	100	1	1	1	1
Grant date share fair value	€5.52	€5.06	€8.00	€8.00	€5.74
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	Yes	Yes	No
Expected turnover (yearly basis)	11%	-	4%	10%	10%
Volatility	55%	-	45%	45%	-
Fair value per AGA	€90	€4.69	€3.81	€3.81	€5.74
	AGA Employees 2018	AGA Bonus 2019-1	AGA Perf Employees 2019	AGA Perf Management 2019
Date of grant (Board of Directors)	January 14, 2019	July 3, 2019	November 4, 2019	November 4, 2019
Vesting period (years)	1	1	3	3
Non transferability period	1 year	1 year after vesting period	None	None
Number of free shares granted	90,650	57,376	546,700	355,000
Share entitlement per free share	1	1	1	1
Grant date share fair value	€7.31	€5.90	€3.13	€3.13
Expected dividends	None	None	None	None
Performance conditions	No	No	Yes	Yes
Expected turnover (yearly basis)	4.03%	-	10%	10%
Volatility	N/A	-	45%	45%
Fair value per AGA	€7.31	€5.72	€3.13	€3.13
	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2	BSA 2017
Date of grant (Board of directors)	July 17, 2013	July 16, 2014	April 27, 2015	July 1, 2015	September 20, 2017
Vesting period (years)	2	2	2	2	2
Plan expiration date	July 17, 2023	July 16, 2024	April 26, 2025	June 30, 2025	September 20, 2027
Number of BSA granted	237,500	150,000	70,000	14,200	37,000
Share entitlement per BSA	1	1	1	1	1
Exercise price	€2.36	€8.65	€9.59	€14.05	€11.00
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes
Grant date share fair value	€2.45	€6.85	€13.65	€13.64	€10.41
Expected volatility	31.83%	46.72%	54.08%	47.83%	61.74%
Average life of BSA (years)	5.5	5.5	5.5	5.5	6
Risk-free interest rate	2.42%	1.00%	0.25%	0.25%	0.20%
Expected dividends	None	None	None	None	None
Performance conditions	None	None	None	None	None
Fair value per BSA	€0.87	€2.51	€6.59	€4.73	€0.57
BSAAR 2015
Date of grant (Board of directors)	July 1, 2015
Vesting period (years)	2
Plan expiration date	June 30, 2025
Number of BSAAR granted	1,050,382
Share entitlement per BSAAR	1
Exercise price	€7.20
Valuation method used	Black & Scholes
Grant date share fair value	€13.77
Expected volatility	41%
Average life of BSAAR	10
Risk-free interest rate	1.22%
Expected dividends	None
Performance conditions	No
Fair value per BSA	€1.15

Disclosure of change in number of other equity instruments outstanding [text block]
	Year ended December 31,
Number of AGAs	2017	2018	2019
Balance at beginning of period	557,361	331,910	1,049,466
Granted during the period	28,556	777,153	1,074,726
Forfeited during the period	(3,577)	(37,542)	(39,783)
Exercised during the period	(243,748)	(22,055)	(477,064)
Expired during the period	(6,682)	-	-
Balance at end of period	331,910	1,049,466	1,607,345
	Year ended December 31,
Number of BSA	2017	2018	2019
Balance at beginning of period	435,700	384,500	334,500
Granted during the period	37,000	-	-
Forfeited during the period	-	-	-
Exercised during the period	(88,200)	(50,000)	(25,000)
Expired during the period	-	-	-
Balance at end of period	384,500	334,500	309,500
	Year ended December 31,
Number of BSAAR	2017	2018	2019
Balance at beginning of period	1,366,172	1,363,072	1,363,072
Granted during the period	-	-	-
Forfeited during the period	-	-	-
Exercised during the period	(3,100)	-	(750)
Expired during the period	-	-	-
Balance at end of period	1,363,072	1,363,072	1,362,322

Disclosure of closing balance of share-based payment arrangements [text block]
	Year ended December 31,
	2017	2018	2019
Number of AGAs	Outstanding	Outstanding	Outstanding
AGAP Management 2016-1	1,550	1,550	1,450
AGAP Employees 2016-1	2,381	2,307	2,230
AGA Management 2016-1	50,000	50,000	-
AGAP 2016-2	3,000	3,000	3,000
AGA Management 2016-2	250,000	250,000	-
AGA Bonus 2017	24,979	-	-
AGA Employees 2017	-	110,500	-
AGAP Employees 2017	-	5,581	5,339
AGAP Management 2017	-	2,000	2,000
AGA Bonus 2018	-	67,028	-
AGAP Perf Employees 2018	-	327,500	307,500
AGAP Perf Management 2018	-	230,000	230,000
AGA Employees 2018	-	-	85,650
AGA New Members 2017-1	-	-	25,000
AGA Bonus 2019-1	-	-	57,376
AGA Perf Employees 2019-1	-	-	532,800
AGA Perf Management 2019-1	-	-	355,000
TOTAL	331,910	1,049,466	1,607,345
	Year ended December 31,
	2017		2018		2019
Number of BSA	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA 2011-2	104,440	104,440	91,940	91,940	66,940	66,940
BSA 2013	83,860	83,860	46,360	46,360	46,360	46,360
BSA 2014	75,000	75,000	75,000	75,000	75,000	75,000
BSA 2015-1	70,000	70,000	70,000	70,000	70,000	70,000
BSA 2015-2	14,200	14,200	14,200	14,200	14,200	14,200
BSA 2017	37,000	37,000	37,000	37,000	37,000	37,000
TOTAL	384,500	384,500	334,500	334,500	309,500	309,500
	Year ended December 31,
	2017		2018		2019
Number of BSAAR	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSAAR 2011	255,000	255,000	255,000	255,000	255,000	255,000
BSAAR 2012	62,350	62,350	62,350	62,350	61,600	61,600
BSAAR 2015	1,045,722	1,045,722	1,045,722	1,045,722	1,045,722	1,045,722
TOTAL	1,363,072	1,363,072	1,363,072	1,363,072	1,362,322	1,362,322

Explanation of effect of share-based payments on entity's profit or loss [text block]
	Year ended December 31,
(in thousands of euro)	2017	2018	2019
BSA 2017	21	-	-
AGA Employees 2016-1&2	2,990	-	-
AGA Management 2016-1&2	1,393	1,392	1,351
AGAP Management 2016-1&2 / AGAP Employees 2016-1	5,237	-	-
AGA Employees 2017	-	456	152
AGAP Management 2017 / AGAP Employees 2017	-	567	252
AGA Bonus 2017 / AGA Bonus 2018	189	208	190
AGA Perf Management 2018 / AGA Perf Employees 2018	-	84	782
AGA 2018-1 Employees	-	-	579
AGA 2017-1 Management (New Members)	-	-	29
AGAP Employee 2019 / AGAP Management 2019	-	-	152
AGA Bonus 2019-1	-	-	338
Share based compensation	9,830	2,707	3,826